WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INTERNATIONAL EQUITY FUND	March 31, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 77.4%
Argentina - 0.7%
MercadoLibre, Inc. (a)	1,409	$2,074,245

Australia - 2.4%
Abacus Property Group (b)	32,107	68,756
ALS Ltd. (b)	5,730	42,251
Arena REIT (b)	20,545	49,221
ASX Ltd. (b)	644	34,798
Austal Ltd. (b)	20,690	35,243
Australia & New Zealand Banking Group Ltd. (b)	1,848	39,687
Beach Energy Ltd. (b)	42,151	54,816
BGP Holdings Ltd. (c) (d)	4,007	–
BHP Group Ltd. (b)	16,982	587,428
BHP Group PLC (b)	14,212	410,321
Bingo Industries Ltd. (b)	13,296	30,579
Breville Group Ltd. (b)	2,385	49,051
Champion Iron Ltd. (a)(b)	11,791	49,328
Charter Hall Group (b)	5,116	50,091
Coca-Cola Amatil Ltd. (b)	11,316	115,481
Codan Ltd. (b)	6,269	73,722
Collins Foods Ltd. (b)	11,649	92,296
CSL Ltd. (b)	11,452	2,307,737
Data#3 Ltd. (b)	6,120	24,194
Deterra Royalties Ltd. (b)	12,506	37,356
Domino's Pizza Enterprises Ltd. (b)	542	39,668
Emeco Holdings Ltd. (a)(b)	30,731	22,229
Goodman Group (b)	6,868	94,614
Grange Resources Ltd. (b)	158,208	57,695
Hansen Technologies Ltd. (b)	20,243	83,606
Healius Ltd. (b)	32,843	102,134
IGO Ltd. (b)	8,237	39,581
Iluka Resources Ltd. (b)	7,099	39,076
Infomedia Ltd. (b)	22,354	25,516
Ingenia Communities Group (b)	30,719	118,298
Inghams Group Ltd. (b)	36,869	93,618
Integral Diagnostics Ltd. (b)	7,851	28,329
JB Hi-Fi Ltd. (b)	889	35,050
Macquarie Group Ltd. (b)	369	42,784
Magellan Financial Group Ltd. (b)	1,453	50,099
Medibank Pvt Ltd. (b)	60,067	127,897
Mineral Resources Ltd. (b)	2,585	74,960
Mount Gibson Iron Ltd. (b)	46,408	26,832
National Australia Bank Ltd. (b)	5,118	101,425
Nick Scali Ltd. (b)	9,704	73,587
Nine Entertainment Co Holdings Ltd. (b)	18,587	39,239
oOh!media Ltd. (a)(b)	19,763	26,187
People Infrastructure Ltd. (b)	12,943	36,730
Perseus Mining Ltd. (a)(b)	44,851	36,941
REA Group Ltd. (b)	2,603	281,005
Rio Tinto Ltd. (b)	899	76,031
Rural Funds Group (b)	20,054	35,425
Sandfire Resources Ltd. (b)	13,290	54,237
Santos Ltd. (b)	38,272	207,108
Scentre Group (b)	8,425	18,090
SEEK Ltd. (a)(b)	873	18,959
Sonic Healthcare Ltd. (b)	2,065	55,223
Stockland (b)	14,856	49,807
Super Retail Group Ltd. (b)	9,293	83,362
Telstra Corp. Ltd. (b)	28,419	73,553
The Reject Shop Ltd. (a)(b)	5,155	24,690
Vicinity Centres (b)	4,405	5,550
Virtus Health Ltd. (b)	12,654	58,222
Waypoint REIT (b)	107,129	204,453
Wesfarmers Ltd. (b)	3,646	146,233
Westpac Banking Corp. (b)	10,189	189,208
		7,149,607
Austria - 0.3%
ams AG (a)(b)	2,912	58,012
ANDRITZ AG (b)	4,452	200,520
BAWAG Group AG (b)(e)	998	51,562
Erste Group Bank AG (a)(b)	771	26,158
EVN AG (b)	1,977	42,565
Oesterreichische Post AG (b)	659	28,823
OMV AG (b)	1,407	71,372
Palfinger AG (b)	656	25,681
Raiffeisen Bank International AG (a)(b)	692	15,187
Semperit AG Holding (a)(b)	1,854	82,511
Telekom Austria AG (b)	5,519	43,498
Wienerberger AG (b)	7,154	261,821
		907,710
Belgium - 0.3%
Aedifica SA (b)	368	42,188
Anheuser-Busch InBev SA/NV (b)	1,367	86,184
Bekaert SA (b)	2,885	120,731
Intervest Offices & Warehouses NV (b)	1,868	46,333
KBC Group NV (a)(b)	7,850	570,032
Solvay SA (b)	4	498
Telenet Group Holding NV (b)	3,301	133,967
Tessenderlo Group SA (a)(b)	715	31,406
		1,031,339
Bermuda - 0.0% (f)
DHT Holdings, Inc.	6,100	36,173

Brazil - 1.3%
Ambev SA	640,500	1,743,306
B3 SA - Brasil Bolsa Balcao	775	7,527
BB Seguridade Participacoes SA	13,600	58,593
Cia de Saneamento de Minas Gerais-COPASA	17,300	46,687
Cia de Saneamento do Parana	36,400	142,272
CVC Brasil Operadora e Agencia de Viagens SA (a)	8,300	29,035
JBS SA	29,000	155,082
Magazine Luiza SA	300,800	1,073,093
Marfrig Global Foods SA (a)	9,700	30,227
Petroleo Brasileiro SA	10,700	45,567
Qualicorp Consultoria e Corretora de Seguros SA	5,100	27,563
Vale SA	19,596	339,548
WEG SA	7,600	101,119
YDUQS Participacoes SA	5,700	27,130
		3,826,749
Britain - 7.2%
Airtel Africa PLC (b)(e)	25,071	27,379
Alliance Pharma PLC (b)	47,235	61,222
AstraZeneca PLC (b)	1,727	172,217
Aviva PLC (b)	154,980	872,479
Balfour Beatty PLC (a)(b)	16,662	67,777
Barclays PLC (b)	320,414	821,593
Barratt Developments PLC (a)(b)	9,856	101,508
Biffa PLC (a)(b)(e)	15,898	58,302
Big Yellow Group PLC (b)	2,976	45,690
Bodycote PLC (b)	7,566	86,226
BP PLC (b)	29,877	121,217
Bunzl PLC (b)	1,977	63,306
Central Asia Metals PLC (b)	14,430	49,760
Centrica PLC (a)(b)	72,298	53,983
Chemring Group PLC (b)	9,627	35,321
Clipper Logistics PLC (b)	7,736	63,178
Compass Group PLC (a)(b)	12,931	260,643
Computacenter PLC (b)	4,282	139,939
ConvaTec Group PLC (b)(e)	20,406	55,171
Cranswick PLC (b)	2,886	144,751
CVS Group PLC (a)(b)	1,384	35,698
De La Rue PLC (a)(b)	12,565	35,699
Dialog Semiconductor PLC (a)(b)	828	62,333
Direct Line Insurance Group PLC (b)	11,484	49,578
Dixons Carphone PLC (a)(b)	32,192	63,438
EMIS Group PLC (b)	3,868	58,653
EnQuest PLC (a)(b)	96,637	23,634
Future PLC (b)	3,839	101,381
Games Workshop Group PLC (b)	1,312	180,231
Gamesys Group PLC (b)	12,029	320,667
Halfords Group PLC (a)(b)	29,030	152,113
Hargreaves Lansdown PLC (b)	340	7,228
Howden Joinery Group PLC (a)(b)	15,892	160,644
HSBC Holdings PLC (b)	273,452	1,595,040
IMI PLC (b)	12,397	228,026
Informa PLC (a)(b)	1,604	12,384
IntegraFin Holdings PLC (b)	8,438	58,995
IP Group PLC (a)(b)	23,264	39,845
ITV PLC (a)(b)	107,608	178,222
J Sainsbury PLC (b)	582,808	1,948,788
JD Sports Fashion PLC (a)(b)	16,855	191,675
John Menzies PLC (a)(b)	8,178	37,356
John Wood Group PLC (a)(b)	444,882	1,657,552
Jubilee Metals Group PLC (a)(b)	267,309	54,822
Kainos Group PLC (b)	6,556	134,876
Keller Group PLC (b)	6,409	71,042
Lloyds Banking Group PLC (a)(b)	154,588	90,513
M&G PLC (b)	22,108	63,225
Man Group PLC (b)	49,357	109,602
Mitie Group PLC (a)(b)	87,033	75,467
Natwest Group PLC (b)	290,337	785,705
NewRiver REIT PLC (a)(b)	40,545	52,498
Next PLC (a)(b)	801	86,855
Ninety One PLC (b)	37,759	124,294
Nomad Foods Ltd. (a)	2,438	66,947
PayPoint PLC (b)	4,360	35,465
Persimmon PLC (b)	1,005	40,749
Pets at Home Group Plc (b)	9,950	56,661
Premier Foods PLC (a)(b)	64,428	84,569
QinetiQ Group PLC (b)	17,866	77,826
Rathbone Brothers PLC (b)	1,705	41,346
Reach PLC (a)(b)	31,007	92,115
Redde Northgate PLC (b)	19,701	83,662
Redrow PLC (b)	8,177	70,809
Renewi PLC (a)(b)	62,540	41,094
Rio Tinto PLC (b)	494	37,792
Rotork PLC (b)	32,689	160,754
Royal Mail PLC (a)(b)	25,003	173,917
Safestore Holdings PLC (b)	11,101	121,813
Savills PLC (a)(b)	6,566	103,410
Senior PLC (a)(b)	47,542	72,541
Smith & Nephew PLC (b)	30,163	569,559
Spirent Communications PLC (b)	38,165	125,528
Stagecoach Group PLC (a)(b)	41,101	56,885
Standard Chartered PLC (b)	169,883	1,168,890
Supermarket, Income Reit PLC (b)	79,891	119,500
Tate & Lyle PLC (b)	10,730	113,502
TechnipFMC PLC	161,654	1,247,969
Tesco PLC (b)	327,527	1,033,650
TORM PLC (b)	3,338	30,405
Travis Perkins PLC (a)(b)	105,347	2,239,355
Tyman PLC (a)(b)	11,188	57,448
Unilever PLC (b)	937	52,291
Vodafone Group PLC (b)	644,197	1,172,309
Watches of Switzerland Group PLC (a)(b)(e)	7,904	72,019
Watkin Jones PLC (b)	19,050	55,947
Wincanton PLC (b)	5,561	29,825
		21,656,293
Canada - 4.3%
Aecon Group, Inc.	2,600	40,199
AGF Management Ltd. - Class B	17,810	106,149
Alimentation Couche-Tard, Inc.	3,100	99,954
AltaGas Ltd.	3,400	56,653
Altus Group Ltd.	1,431	68,823
ARC Resources Ltd.	9,900	60,816
Artis Real Estate Investment Trust	13,000	112,135
Bank of Montreal	1,800	160,449
Brookfield Asset Management, Inc. - Class A	1,800	80,067
BRP, Inc.	1,700	147,409
CAE, Inc.	1,100	31,345
Canaccord Genuity Group, Inc.	4,100	37,519
Canacol Energy Ltd.	15,600	44,689
Canadian Pacific Railway Ltd. (g)	7,365	2,793,471
Canadian Pacific Railway Ltd.	300	114,586
Canadian Solar, Inc. (a)	600	29,778
Canadian Western Bank	6,057	154,184
Canfor Corp. (a)	2,154	44,616
CCL Industries, Inc. - Class B	1,500	82,979
Cenovus Energy, Inc.	3,100	23,286
Centerra Gold, Inc.	9,749	86,265
CI Financial Corp.	4,648	67,129
Cogeco Communications, Inc.	1,134	106,479
Cogeco, Inc.	794	61,254
Constellation Software, Inc.	200	279,309
Dream Unlimited - Class A (a)	1,235	22,220
Dundee Precious Metals, Inc.	6,800	41,502
Empire Co. Ltd. - Class A	4,200	130,943
Enbridge, Inc.	2,200	80,143
Equitable Group, Inc.	400	40,169
ERO Copper Corp. (a)	1,600	27,539
Extendicare, Inc.	29,200	178,913
Fairfax Financial Holdings Ltd.	600	261,900
Finning International, Inc.	8,846	224,969
Gildan Activewear, Inc.	700	21,423
goeasy Ltd.	413	41,116
Granite Real Estate Investment Trust	2,494	151,660
H&R Real Estate Investment Trust	14,100	159,995
Hardwoods Distribution, Inc.	1,400	35,259
Home Capital Group, Inc. (a)	1,800	44,158
Imperial Oil Ltd.	500	12,111
Interfor Corp. (a)	1,500	33,779
Karora Resources, Inc. (a)	9,950	26,841
Kirkland Lake Gold Ltd.	7,275	245,684
Labrador Iron Ore Royalty Corp.	1,400	41,252
Linamar Corp.	3,554	209,530
Lululemon Athletica, Inc. (a)	5,518	1,692,426
Magna International, Inc.	2,800	246,601
Manulife Financial Corp.	9,300	200,031
Martinrea International, Inc.	2,900	28,315
Mullen Group Ltd.	8,200	79,475
National Bank of Canada	1,600	108,691
Onex Corp.	1,700	105,731
Open Text Corp.	900	42,912
Parkland Corp. (a)	200	6,009
Pason Systems, Inc.	7,700	54,409
Quebecor, Inc. - Class B	300	8,054
Richelieu Hardware Ltd.	5,880	193,239
RioCan Real Estate Investment Trust	9,000	139,365
Roxgold, Inc. (a)	40,952	50,510
Shopify, Inc. (a)	1,756	1,943,014
Slate Grocery REIT	3,100	28,713
Sleep Country Canada Holdings, Inc. (e)	1,936	48,928
Stella-Jones, Inc.	1,500	60,850
Sun Life Financial, Inc.	800	40,430
Suncor Energy, Inc.	4,500	94,068
TFI International, Inc.	2,400	179,900
The Bank of Nova Scotia	4,181	261,566
The North West Co, Inc.	3,544	102,961
Thomson Reuters Corp.	600	52,561
Tourmaline Oil Corp.	4,100	78,039
Transcontinental, Inc. - Class A	5,215	91,793
Uranium Participation Corp. (a)	6,200	26,888
Wesdome Gold Mines Ltd. (a)	6,529	43,329
West Fraser Timber Co. Ltd.	300	21,583
Whitecap Resources, Inc.	7,963	34,977
		12,986,017
Chile - 0.1%
AES Gener SA	436,227	73,902
Engie Energia Chile SA	62,526	71,166
Falabella SA	11,537	52,398
		197,466
China - 4.6%
Agile Group Holdings Ltd. (b)	54,000	88,646
Alibaba Group Holding Ltd. - ADR (a)	4,471	1,013,710
Anhui Conch Cement Co. Ltd. (b)	23,300	151,714
ANTA Sports Products Ltd. (b)	8,900	145,651
Baidu, Inc. - ADR (a)(b)	4,190	911,535
BGI Genomics Co. Ltd. - Class A (b)	900	16,971
BYD Co. Ltd. (b)	400	10,105
BYD Co. Ltd. (b)	2,500	53,555
China Construction Bank Corp. (b)	78,000	65,583
China Galaxy Securities Co. Ltd. (b)	113,300	70,063
China Galaxy Securities Co. Ltd. - Class A (b)	10,000	15,812
China Life Insurance Co. Ltd. (b)	99,500	205,993
China Longyuan Power Group Corp. Ltd. (b)	26,000	35,540
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (b)	2,700	5,059
China Modern Dairy Holdings Ltd. (a)(b)	159,000	38,229
China National Building Material Co. Ltd. (b)	4,000	5,803
China Pacific Insurance Group Co. Ltd. (b)	14,800	58,292
China Reinsurance Group Corp. (b)	1,639,000	175,168
China Renaissance Holdings Ltd. (b)(e)	15,400	62,154
China Shenhua Energy Co. Ltd. (b)	16,000	33,043
Chongqing Changan Automobile Co. Ltd. - Class A (a)(b)	10,600	22,977
Country Garden Services Holdings Co. Ltd. (b)	2,500	25,498
DaShenLin Pharmaceutical Group Co. Ltd. (b)	1,700	21,785
Dongyue Group Ltd. (b)	28,000	21,669
Edvantage Group Holdings Ltd. (b)	52,000	50,672
Focus Media Information Technology Co. Ltd. (b)	34,839	49,480
Founder Securities Co. Ltd. - Class A (a)(b)	4,800	6,361
G-bits Network Technology Xiamen Co. Ltd. - Class A (b)	200	11,376
Gigadevice Semiconductor Beijing, Inc. (b)	500	13,109
Great Wall Motor Co. Ltd. (b)	54,400	151,893
Guangzhou Kingmed Diagnostics Group Co. Ltd. - Class A (b)	1,100	21,437
Hunan Valin Steel Co. Ltd. - Class A (b)	4,400	4,697
Industrial & Commercial Bank of China Ltd. (b)	333,100	239,488
Intco Medical Technology Co. Ltd. - Class A (b)	800	19,780
JD.com, Inc. - ADR (a)	5,249	442,648
Jiangsu Hengli Hydraulic Co. Ltd. - Class A (b)	3,148	43,107
JNBY Design Ltd. (b)	23,500	42,026
Lenovo Group Ltd. (b)	291,000	416,315
Li Ning Co. Ltd. (b)	36,600	239,109
Logan Group Co. Ltd. (b)	21,000	35,444
LONGi Green Energy Technology Co. Ltd. - Class A (b)	2,900	39,398
Lonking Holdings Ltd. (b)	167,000	71,023
Mango Excellent Media Co. Ltd. - Class A (b)	2,800	24,857
NanJi E-Commerce Co. Ltd. - Class A (b)	3,400	4,760
New China Life Insurance Co. Ltd. (b)	20,300	78,798
PetroChina Co. Ltd. (b)	266,000	96,197
Pinduoduo, Inc. - ADR (a)(b)	776	103,891
Powerlong Real Estate Holdings Ltd. (b)	38,000	37,914
Qudian, Inc. - ADR (a)(b)	10,100	23,028
SAIC Motor Corp. Ltd. - Class A (b)	17,868	53,688
Sany Heavy Industry Co. Ltd. - Class A (b)	9,600	50,229
S-Enjoy Service Group Co. Ltd. (b)	26,000	80,048
Shaanxi Coal Industry Co. Ltd. (b)	3,000	5,077
Shanghai Haohai Biological Technology Co. Ltd. (b)(e)	4,400	33,647
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A (b)	1,455	88,925
Shenzhen SC New Energy Technology Corp. - Class A (b)	700	11,613
Shenzhou International Group Holdings Ltd. (b)	69,500	1,444,645
Sichuan Languang Justbon Services Group Co. Ltd. (b)	3,400	22,682
Sinopharm Group Co. Ltd. (b)	2,000	4,845
Sungrow Power Supply Co. Ltd. - Class A (b)	3,700	40,779
Ten Pao Group Holdings Ltd. (b)	160,000	47,447
Tencent Holdings Ltd. (b)	36,605	2,885,827
Tianneng Power International Ltd. (b)	24,000	45,534
Tingyi Cayman Islands Holding Corp. (b)	113,800	209,320
TRIP.COM GROUP (a)	33,132	1,313,021
Tsingtao Brewery Co. Ltd. (b)	10,900	96,866
Unigroup Guoxin Microelectronics Co. Ltd. - Class A (b)	300	4,926
Want Want China Holdings Ltd. (b)	261,300	196,180
Weichai Power Co. Ltd. - Class A (b)	14,200	41,847
Wuxi Biologics Cayman, Inc. (a)(b)(e)	119,619	1,508,876
XPeng, Inc. - ADR (a)	233	8,507
Yum China Holdings, Inc.	1,155	68,388
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A (b)	5,900	18,603
		13,802,883
Czech - 0.3%
Avast PLC (b)(e)	6,853	43,089
CEZ AS (b)	33,012	816,235
		859,324
Denmark - 2.4%
AP Moller - Maersk A/S (b)	821	1,910,221
Carlsberg AS - Class B (b)	4	615
Chemometec A/S (b)	581	55,138
Coloplast A/S - Class B (b)	638	96,051
D/S Norden A/S (b)	6,583	152,896
Danske Bank A/S (b)	34,767	651,515
Demant A/S (a)(b)	248	10,521
DSV PANALPINA A/S (b)	11,956	2,344,499
Genmab A/S (a)(b)	88	28,923
GN Store Nord AS (b)	526	41,460
H+H International A/S - Class B (a)(b)	1,004	25,862
Jyske Bank A/S (a)(b)	2,540	121,038
NNIT A/S (b)(e)	2,062	34,559
Novo Nordisk A/S (b)	10,495	708,747
Novozymes A/S (b)	371	23,766
Pandora A/S (b)	2,988	320,196
Per Aarsleff Holding A/S (b)	1,530	66,545
Ringkjoebing Landbobank A/S (b)	509	49,750
Royal Unibrew A/S (b)	902	94,344
Scandinavian Tobacco Group A/S (b)(e)	11,942	228,935
Schouw & Co A/S (b)	770	80,708
Tryg A/S (b)	58	1,368
		7,047,657
Egypt - 0.0% (f)
ElSewedy Electric Co (b)	53,444	30,664
Palm Hills Developments SAE (a)(b)	527,384	53,885
Telecom Egypt Co (b)	32,023	22,658
		107,207
Finland - 0.7%
Kamux Corp. (b)	2,183	33,504
Kemira Oyj (b)	9,876	151,740
Kone Oyj (b)	3,777	308,485
Lassila & Tikanoja Oyj (b)	1,762	28,917
Nokia Oyj (a)(b)	201,500	805,448
Orion Oyj - Class B (b)	2,310	92,642
Rovio Entertainment Oyj (b)(e)	5,343	41,578
Sampo Oyj (b)	5,043	227,896
Terveystalo Oyj (b)(e)	2,259	31,399
Tokmanni Group Corp. (b)	4,136	97,088
Uponor Oyj (b)	6,503	144,453
Valmet Oyj (b)	5,423	197,653
		2,160,803
France - 4.8%
Airbus SE (a)(b)	86	9,741
Amundi SA (a)(b)(e)	18,253	1,460,112
Biosynex (a)(b)	2,674	66,507
Bouygues SA (b)	9,135	366,363
Bureau Veritas SA (a)(b)	10,507	299,112
Carmila SA (b)	1,754	26,537
Cie Generale des Etablissements Michelin SCA (b)	13,373	2,002,387
Coface SA (a)(b)	4,076	45,134
Constellium SE (a)	2,000	29,400
Elis SA (a)(b)	3,219	52,563
Eurobio Scientific SA (a)(b)	2,665	62,848
Faurecia SE (a)	34	1,783
Hermes International (b)	245	271,285
Ipsen SA (b)	211	18,103
Klepierre SA (b)	2,494	58,095
Legrand SA (b)	1,050	97,692
L'Oreal SA (b)	155	59,411
LVMH Moet Hennessy Louis Vuitton SE (b)	4,107	2,736,879
Mercialys SA (b)	2,533	27,885
Mersen SA (a)(b)	1,397	48,664
Natixis SA (a)(b)	13,827	66,207
Nexans SA (a)(b)	656	58,093
Pernod Ricard SA (b)	6,638	1,246,100
Publicis Groupe SA (b)	12,581	768,005
Rexel SA (a)(b)	145,326	2,880,999
Schneider Electric SE (b)	270	41,252
SCOR SE (a)(b)	12,608	429,636
Societe BIC SA (b)	994	58,197
Technip Energies NV - ADR (a)	32,330	483,980
Television Francaise 1 (a)(b)	3,202	29,183
Thales SA (b)	623	61,914
TOTAL SE (b)	4,309	200,687
Unibail-Rodamco-Westfield (a)(b)	360	28,848
Verallia SA (b)(e)	2,273	81,961
Vicat SA (b)	1,313	63,760
Virbac SA (a)(b)	93	23,941
		14,263,264
Georgia - 0.0% (f)
TBC Bank Group PLC (a)(b)	1,481	20,084

Germany - 2.5%
Adesso SE (b)	218	27,702
Allianz SE (b)	478	121,690
Atoss Software AG (b)	152	28,754
Aurubis AG (b)	373	30,906
BASF SE (b)	28,392	2,358,150
Bayer AG (b)	543	34,362
Bayerische Motoren Werke AG (b)	342	35,458
bet-at-home.com AG (b)	821	44,140
Cewe Stiftung & Co KGAA (b)	898	126,791
Covestro AG (b)(e)	28,809	1,937,114
Daimler AG (b)	1,790	159,487
Dermapharm Holding SE (b)	1,403	100,393
Freenet AG (b)	1,918	45,922
Gerresheimer AG (b)	438	43,500
Hannover Rueck SE (b)	1,034	188,936
HelloFresh SE (a)(b)	3,684	274,898
HOCHTIEF AG (b)	6	537
Hornbach Baumarkt AG (b)	2,573	108,195
Hornbach Holding AG & Co KGaA (b)	3,062	298,788
Kloeckner & Co SE (a)(b)	2,703	34,044
Knorr-Bremse AG (b)	2,191	273,289
MTU Aero Engines AG (b)	70	16,475
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	202	62,217
Nagarro SE (a)(b)	737	80,894
ProSiebenSat.1 Media SE (a)(b)	2,137	43,702
SAP SE (b)	2,264	277,282
Siemens AG (b)	2,559	420,243
Sirius Real Estate Ltd. (b)	45,974	56,185
SUESS MicroTec SE (a)(b)	2,225	69,441
TeamViewer AG (a)(b)(e)	912	38,969
Varta AG (a)(b)(g)	197	28,943
		7,367,407
Gibraltar - 0.0% (f)
888 Holdings PLC (b)	21,603	117,343

Greece - 0.0% (f)
FF Group (a)	2,880	–
National Bank of Greece SA (a)(b)	9,878	28,773
		28,773
Guernsey - 0.0% (f)
Shanta Gold Ltd. (a)(b)	187,082	30,626

Hong Kong - 2.2%
AIA Group Ltd. (b)	233,565	2,841,435
Alibaba Health Information Technology Ltd. (a)(b)	70,800	201,536
Brilliance China Automotive Holdings Ltd. (b)	658,000	618,277
China High Speed Transmission Equipment Group Co. Ltd. (b)	48,000	48,584
China South City Holdings Ltd. (b)	1,046,000	115,847
China Water Affairs Group Ltd. (b)	58,000	47,432
CK Asset Holdings Ltd. (b)	2,000	12,157
CP Pokphand Co. Ltd. (b)	344,000	44,310
First Pacific Co. Ltd. (b)	82,000	27,027
Galaxy Entertainment Group Ltd. (a)(b)	81,000	732,591
Geely Automobile Holdings Ltd. (b)	5,000	12,816
Gemdale Properties & Investment Corp. Ltd. (b)	332,000	50,452
Hang Seng Bank Ltd. (b)	10,100	195,865
Henderson Land Development Co. Ltd. (b)	13,200	59,341
Jardine Matheson Holdings Ltd. (b)	900	58,902
Jardine Strategic Holdings Ltd. (b)	3,700	122,439
Johnson Electric Holdings Ltd. (b)	52,000	139,820
K Wah International Holdings Ltd. (b)	69,000	35,816
PAX Global Technology Ltd. (b)	90,000	97,168
PCCW Ltd. (b)	9,000	5,073
Perfect Shape Medical Ltd. (b)	116,000	66,250
Shimao Group Holdings Ltd. (b)	17,000	53,519
SITC International Holdings Co. Ltd. (b)	76,000	258,705
Sun Art Retail Group Ltd. (b)	269,000	220,520
Tai Hing Group Holdings Ltd. (b)	116,000	32,321
Techtronic Industries Co. Ltd. (b)	8,500	146,116
Vinda International Holdings Ltd. (b)	24,000	81,183
VPower Group International Holdings Ltd. (b)(e)	103,000	23,897
VSTECS Holdings Ltd. (b)	30,000	27,408
Yuexiu Property Co. Ltd. (b)	954,000	216,490
		6,593,297
Hungary - 0.0% (f)
Magyar Telekom Telecommunications PLC (b)	27,341	36,042

India - 2.0%
Amara Raja Batteries Ltd. (b)	2,365	27,649
APL Apollo Tubes Ltd. (a)(b)	1,357	26,032
Apollo Tyres Ltd. (b)	15,714	48,179
Ashoka Buildcon Ltd. (a)(b)	20,581	28,821
Colgate-Palmolive India Ltd. (b)	2,674	57,077
Container Corp. Of India Ltd. (b)	10,477	85,847
Coromandel International Ltd. (b)	2,461	26,100
Dhanuka Agritech Ltd. (b)	2,461	23,225
Eicher Motors Ltd. (b)	979	34,886
Escorts Ltd. (b)	6,175	108,919
GHCL Ltd. (b)	9,075	28,547
Granules India Ltd. (b)	9,314	38,776
Gujarat Gas Ltd. (b)	20,044	150,782
HDFC Bank Ltd. - ADR (a)	35,478	2,756,286
HEG Ltd. (b)	1,446	29,018
HeidelbergCement India Ltd. (b)	11,212	35,844
Hindustan Petroleum Corp. Ltd. (b)	26,219	84,219
ICICI Bank Ltd. (a)(b)	44,710	357,194
ICICI Securities Ltd. (b)(e)	7,820	40,984
Indian Energy Exchange Ltd. (b)(e)	14,406	65,619
Indian Oil Corp. Ltd. (b)	71,991	90,686
Infosys Ltd. (b)	1,005	18,851
IOL Chemicals and Pharmaceuticals Ltd. (b)	2,564	19,370
Ipca Laboratories Ltd. (b)	1,643	42,862
Jubilant Ingrevia Ltd. (a)	3,230	11,473
Jubilant Pharmova Ltd. (b)	3,230	30,114
Kotak Mahindra Bank Ltd. (a)(b)	4,581	110,150
Laurus Labs Ltd. (b)(e)	14,103	69,967
Mahanagar Gas Ltd. (b)	5,850	93,842
Marksans Pharma Ltd. (b)	39,968	27,334
Motherson Sumi Systems Ltd. (b)	39,490	109,152
Oil & Natural Gas Corp. Ltd. (b)	65,032	90,892
Page Industries Ltd. (b)	215	89,303
Pidilite Industries Ltd. (b)	6,036	149,594
Polyplex Corp. Ltd. (b)	6,481	76,769
PTC India Ltd. (b)	25,204	26,868
Redington India Ltd. (b)	14,491	37,888
Repco Home Finance Ltd. (b)	10,232	47,283
Shree Cement Ltd. (b)	52	20,994
State Bank of India (a)(b)	13,812	68,613
Tata Consultancy Services Ltd. (b)	795	34,603
Tata Steel Ltd. (b)	8,129	90,609
The Great Eastern Shipping Co. Ltd. (b)	14,141	60,614
Trident Ltd. (b)	291,689	56,207
Tube Investments of India Ltd. (b)	1,482	24,265
UltraTech Cement Ltd. (b)	758	69,950
Vaibhav Global Ltd. (b)	1,519	79,906
Vedanta Ltd. (b)	37,760	118,396
Wipro Ltd. (b)	4,076	23,120
WNS Holdings Ltd. - ADR (a)	2,369	171,610
Yes Bank Ltd. (a)(b)	154,554	33,075
		6,048,364
Indonesia - 0.1%
Adaro Energy Tbk PT (b)	307,000	24,901
Aneka Tambang Tbk (b)	190,600	29,748
Bank Mandiri Persero Tbk PT (b)	43,600	18,496
Bank Negara Indonesia Persero Tbk PT (b)	174,400	69,006
Bank Pan Indonesia Tbk PT (a)(b)	305,000	22,645
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (b)	258,100	25,839
Erajaya Swasembada Tbk PT (a)(b)	1,062,000	37,008
Japfa Comfeed Indonesia Tbk PT (b)	584,500	77,413
Link Net Tbk PT (b)	338,600	74,779
Puradelta Lestari Tbk PT (b)	2,336,200	38,012
		417,847
Ireland - 2.1%
Accenture PLC - Class A	9,223	2,547,854
Experian PLC (b)	77,152	2,657,778
ICON PLC (a)	4,579	899,178
James Hardie Industries PLC (b)	1,289	39,174
UDG Healthcare PLC (b)	6,972	75,498
Uniphar PLC (a)(b)	9,293	27,901
		6,247,383
Isle Of Man - 0.0% (f)
Playtech Plc (a)(b)	6,585	40,124

Israel - 0.2%
Ashtrom Group Ltd. (b)	2,231	41,969
Danel Adir Yeoshua Ltd. (b)	495	81,217
Delek Group Ltd. (a)(b)	993	49,733
Elco Ltd. (b)	802	39,190
Electra Consumer Products 1970 Ltd. (b)	2,705	116,832
Fox Wizel Ltd. (b)	507	57,757
Matrix IT Ltd. (b)	4,289	102,789
Maytronics Ltd. (b)	4,486	81,578
		571,065
Italy - 1.7%
Anima Holding SpA (b)(e)	12,263	63,343
Azimut Holding SpA (b)	3,417	78,130
Banca Generali SpA (a)(b)	5,885	207,794
Banca Monte dei Paschi di Siena SpA (a)(b)	21,641	29,104
Banca Popolare di Sondrio SCPA (a)(b)	9,350	31,328
Banca Sistema SpA (a)(b)(e)	21,903	55,749
Banco BPM SpA (a)(b)	42,289	121,216
BPER Banca (a)(b)	36,626	80,998
Buzzi Unicem SpA (b)	2,886	75,284
Carel Industries SpA (b)(e)	1,236	25,162
Credito Emiliano SpA (a)(b)	5,764	33,748
Credito Valtellinese SpA (a)(b)	2,962	42,355
Cy4gate SPA (a)(b)	2,566	27,631
Danieli & C Officine Meccaniche SpA (b)	2,924	44,782
De' Longhi SpA (b)	1,592	64,381
Digital Bros SpA (b)	1,123	32,798
Enel SpA (b)	114,311	1,142,143
Eni SpA (b)	5,882	72,549
Esprinet SpA (a)(b)	2,793	35,236
Ferrari NV (b)	10,561	2,211,271
Gruppo MutuiOnline SpA (b)	761	40,179
GVS SpA (a)(b)(e)	5,920	93,111
Hera SpA (b)	21,250	81,675
Intesa Sanpaolo SpA (a)(b)	38,363	104,286
Reply SpA (b)	450	56,923
Unieuro SpA (a)(b)(e)	5,477	139,303
		4,990,479
Japan - 10.3%
ADEKA Corp. (b)	3,300	64,732
Advantest Corp. (b)	900	79,749
Ardepro Co. Ltd. (b)	69,400	37,712
Benesse Holdings, Inc. (b)	1,400	29,487
Bunka Shutter Co. Ltd. (b)	7,400	70,628
Canon, Inc. (b)	700	15,862
Casio Computer Co. Ltd. (b)	6,200	117,416
Cawachi Ltd. (b)	5,600	145,897
Chodai Co. Ltd. (b)	3,600	58,232
Credit Saison Co. Ltd. (b)	14,500	173,449
Cresco Ltd. (b)	4,500	65,691
CTI Engineering Co. Ltd. (b)	2,900	66,217
Cybernet Systems Co. Ltd. (b)	7,900	62,707
Daicel Corp. (b)	7,400	57,165
Daihen Corp. (b)	1,400	61,757
Dai-ichi Life Holdings, Inc. (b)	14,800	256,138
Daikin Industries Ltd. (b)	1,200	242,973
Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (b)	1,400	31,331
Daito Trust Construction Co. Ltd. (b)	900	104,702
DCM Holdings Co. Ltd. (b)	9,600	100,504
Digital Holdings, Inc. (b)	1,500	27,228
Digital Information Technologies Corp. (b)	3,400	70,631
Eagle Industry Co. Ltd. (b)	4,000	43,241
Earth Corp. (b)	2,700	162,603
Eizo Corp. (b)	900	34,046
EJ Holdings, Inc. (b)	5,600	53,622
Electric Power Development Co. Ltd. (b)	3,100	54,272
Exedy Corp. (b)	7,900	119,812
FANUC Corp. (b)	1,000	237,985
FIDEA Holdings Co. Ltd. (b)	23,200	28,766
Fukuoka Financial Group, Inc. (b)	30,100	573,364
Godo Steel Ltd. (b)	4,500	88,635
Gumi, Inc. (b)	3,500	28,800
Halows Co. Ltd. (b)	1,500	39,436
Hankyu Hanshin REIT, Inc. (b)	21	28,650
Hanwa Co. Ltd. (b)	6,200	190,873
Hikari Tsushin, Inc. (b)	300	60,457
Hitachi Metals Ltd. (b)	87,600	1,441,372
Hitachi Zosen Corp. (b)	37,200	300,291
Hokkaido Electric Power Co, Inc. (b)	19,600	89,661
Hokuetsu Corp. (b)	21,900	102,880
Hokuriku Electric Power Co (b)	6,800	46,443
Honda Motor Co. Ltd. (b)	64,200	1,932,480
Hoshizaki Corp. (b)	1,800	160,379
Hoya Corp. (b)	1,200	141,337
Ichigo Hotel REIT Investment Corp. (b)	70	53,626
Iida Group Holdings Co. Ltd. (b)	5,600	135,959
Iino Kaiun Kaisha Ltd. (b)	11,300	54,258
Inpex Corp. (b)	39,100	266,823
Invincible Investment Corp. (b)	336	126,975
ISB Corp. (b)	2,500	28,436
Isuzu Motors Ltd. (b)	41,000	442,562
Itfor, Inc. (b)	9,400	70,634
Itochu Techno-Solutions Corp. (b)	200	6,474
Itoham Yonekyu Holdings, Inc. (b)	9,600	63,364
Jaccs Co. Ltd. (b)	2,500	51,394
Janome Sewing Machine Co. Ltd. (b)	7,100	53,821
Japan Communications, Inc. (a)(b)	11,700	27,322
Japan Logistics Fund, Inc. (b)	16	45,062
Japan Petroleum Exploration Co. Ltd. (b)	4,000	74,184
Japan Securities Finance Co. Ltd. (b)	14,500	104,787
JGC Holdings Corp. (b)	3,200	39,486
JVCKenwood Corp. (b)	36,100	72,004
Kaga Electronics Co. Ltd. (b)	3,400	76,450
Kajima Corp. (b)	6,200	88,402
Kandenko Co. Ltd. (b)	27,900	244,544
Kansai Paint Co. Ltd. (b)	5,600	150,007
KDDI Corp. (b)	1,400	43,018
Keyence Corp. (b)	3,880	1,771,013
KFC Holdings Japan Ltd. (b)	2,700	72,368
Kintetsu World Express, Inc. (b)	3,100	80,615
Koei Chemical Co. Ltd. (b)	1,100	29,179
Komatsu Ltd. (b)	65,700	2,029,780
Komeri Co. Ltd. (b)	1,900	52,894
K's Holdings Corp. (b)	5,900	81,258
Kureha Corp. (b)	1,000	69,267
Kyoei Steel Ltd. (b)	5,200	77,914
Life Corp. (b)	800	24,442
Macnica Fuji Electronics Holdings, Inc. (b)	6,200	124,187
Maruha Nichiro Corp. (b)	1,600	38,007
McDonald's Holdings Co Japan Ltd. (b)	4,100	188,970
MCJ Co. Ltd. (b)	3,700	32,264
Medipal Holdings Corp. (b)	1,400	26,925
Megachips Corp. (a)(b)	2,400	76,805
Meiwa Estate Co. Ltd. (b)	11,900	76,080
Mimasu Semiconductor Industry Co. Ltd. (b)	5,100	126,204
Mirai Corp. (b)	383	166,584
Mitsubishi Heavy Industries Ltd. (b)	2,200	68,716
Mitsubishi Research Institute, Inc. (b)	1,900	70,889
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	7,200	43,653
Mitsui & Co. Ltd. (b)	29,500	616,669
Mitsui-Soko Holdings Co. Ltd. (b)	4,900	96,288
MS&AD Insurance Group Holdings, Inc. (b)	20,500	604,120
Nafco Co. Ltd. (b)	5,600	108,288
NH Foods Ltd. (b)	1,200	51,569
Nintendo Co. Ltd. (b)	400	223,899
Nippo Corp. (b)	1,800	49,244
Nippon Commercial Development Co. Ltd. (b)	3,500	54,404
Nippon Sanso Holdings Corp. (b)	200	3,800
Nippon Systemware Co. Ltd. (b)	2,300	43,384
Nippon Telegraph & Telephone Corp. (b)	1,400	36,032
Nippon Yusen KK (b)	4,200	144,113
Nipro Corp. (b)	12,800	154,763
Nishi-Nippon Financial Holdings, Inc. (b)	14,900	106,888
Nishio Rent All Co. Ltd. (b)	1,700	46,077
Nissan Chemical Corp. (b)	1,700	90,874
Nissan Motor Co. Ltd. (a)(b)	1,100	6,157
Nitori Holdings Co. Ltd. (b)	200	38,814
Nitto Denko Corp. (b)	4,300	369,167
Nittoc Construction Co. Ltd. (b)	5,600	42,065
Nojima Corp. (b)	1,000	25,483
NOK Corp. (b)	6,000	81,765
Nomura Real Estate Holdings, Inc. (b)	7,800	188,567
Nomura Research Institute Ltd. (b)	5,201	161,662
North Pacific Bank Ltd. (b)	26,200	75,972
NS United Kaiun Kaisha Ltd. (b)	2,500	42,680
Okamura Corp. (b)	8,000	93,794
Oki Electric Industry Co. Ltd. (a)(b)	5,200	54,147
Okura Industrial Co. Ltd. (b)	1,400	26,050
Olympus Corp. (b)	10,500	217,816
Open House Co. Ltd. (b)	2,300	98,374
Organo Corp. (b)	1,300	78,170
Osaka Soda Co. Ltd. (b)	1,000	23,817
OSJB Holdings Corp. (b)	35,600	97,741
Otsuka Holdings Co. Ltd. (b)	2,300	97,598
Oyo Corp. (b)	3,700	43,286
Panasonic Corp. (b)	198,341	2,562,488
Persol Holdings Co. Ltd. (b)	8,400	165,165
Prima Meat Packers Ltd. (b)	1,900	60,082
Recruit Holdings Co. Ltd. (b)	5,900	289,528
Relia, Inc. (b)	6,600	85,353
Renesas Electronics Corp. (a)(b)	14,100	154,888
Resona Holdings, Inc. (b)	150,900	632,436
Resorttrust, Inc. (b)	1,600	26,786
Restar Holdings Corp. (b)	4,000	73,887
Ride On Express Holdings Co. Ltd. (b)	2,500	38,130
Rinnai Corp. (b)	1,800	202,028
Ryobi Ltd. (a)(b)	3,600	54,264
Sawai Pharmaceutical Co. Ltd. (b)	1,400	67,076
SCSK Corp. (b)	1,300	77,280
Secom Co. Ltd. (b)	500	42,215
Seven & i Holdings Co. Ltd. (b)	1,800	72,742
Shimadzu Corp. (b)	9,600	349,236
Shimano, Inc. (b)	1,800	429,940
Shinoken Group Co. Ltd. (b)	2,900	33,238
Shionogi & Co. Ltd. (b)	900	48,546
SKY Perfect JSAT Holdings, Inc. (b)	37,300	166,024
SoftBank Corp. (b)	1,500	19,521
SoftBank Group Corp. (b)	400	33,915
Softcreate Holdings Corp. (b)	1,700	38,646
Soiken Holdings, Inc. (b)	8,700	44,288
Sony Corp. (b)	400	42,113
Starts Proceed Investment Corp. (b)	44	89,335
Sumitomo Corp. (b)	11,100	158,770
Sumitomo Mitsui Financial Group, Inc. (b)	29,400	1,069,071
Sumitomo Mitsui Trust Holdings, Inc. (b)	1,400	48,733
Sumitomo Riko Co. Ltd. (b)	4,900	31,657
Sundrug Co. Ltd. (b)	1,900	69,647
Suzuki Motor Corp. (b)	7,800	355,179
T&D Holdings, Inc. (b)	37,600	488,184
Taiheiyo Cement Corp. (b)	1,700	44,849
Taisei Corp. (b)	2,600	100,248
Taiyo Holdings Co. Ltd. (b)	500	27,339
Takamatsu Construction Group Co. Ltd. (b)	1,300	25,362
Takara Leben Co. Ltd. (b)	19,700	66,530
Takara Leben Real Estate Investment Corp. (b)	60	59,247
Takasho Co. Ltd. (b)	3,900	26,972
Tamron Co. Ltd. (b)	1,600	31,224
The 77 Bank Ltd. (b)	4,100	57,734
The Juroku Bank Ltd. (b)	3,400	67,988
The Nisshin Oillio Group Ltd. (b)	4,900	144,379
The Oita Bank Ltd. (b)	1,300	25,363
The Yamanashi Chuo Bank Ltd. (b)	4,600	38,297
Toa Corp. (b)	4,300	95,047
Tokyo Electron Device Ltd. (b)	3,200	113,125
Tokyo Electron Ltd. (b)	600	256,889
Tokyo Gas Co. Ltd. (b)	7,400	164,472
Tokyo Tekko Co. Ltd. (b)	3,400	58,154
Tokyotokeiba Co. Ltd. (b)	2,900	146,660
Torii Pharmaceutical Co. Ltd. (b)	2,700	73,101
TOTO Ltd. (b)	2,800	172,847
Towa Pharmaceutical Co. Ltd. (b)	1,700	37,602
Toyo Seikan Group Holdings Ltd. (b)	8,300	99,115
Toyobo Co. Ltd. (b)	3,400	43,733
Toyoda Gosei Co. Ltd. (b)	200	5,280
Trend Micro, Inc. (b)	1,200	60,154
Tsukuba Bank Ltd. (b)	13,800	22,904
United Urban Investment Corp. (b)	4	5,383
USS Co. Ltd. (b)	3,800	74,466
Valqua Ltd. (b)	1,700	32,839
Warabeya Nichiyo Holdings Co. Ltd. (b)	2,500	38,209
Welcia Holdings Co. Ltd. (b)	2,800	96,022
Will Group, Inc. (b)	9,700	100,687
Yamada Holdings Co. Ltd. (a)(b)	11,100	59,972
Yamaha Corp. (b)	800	43,553
Yamaha Motor Co. Ltd. (b)	200	4,942
Yokogawa Bridge Holdings Corp. (b)	1,900	35,192
Yokohama Reito Co. Ltd. (b)	6,000	49,439
ZOZO, Inc. (b)	5,000	148,087
		30,714,553
Jersey - 0.0% (f)
Centamin PLC (b)	54,095	77,576
Luxembourg - 0.2%
ArcelorMittal SA (a)(b)	3,390	98,374
Aroundtown SA (b)	11,178	79,565
SES SA (b)	9,215	73,198
Tenaris SA (b)	18,697	211,738
		462,875
Malaysia - 0.3%
Frencken Group Ltd. (b)	141,400	161,440
Hartalega Holdings Bhd (b)	59,400	127,744
Hengyuan Refining Co Bhd (b)	41,300	51,792
Hong Leong Bank Bhd (b)	24,500	110,625
Kossan Rubber Industries (b)	48,900	38,405
Lotte Chemical Titan Holding Bhd (b)(e)	101,100	62,266
Malaysia Building Society Bhd (b)	176,500	28,149
My EG Services Bhd (b)	90,200	43,171
Petronas Gas Bhd (b)	1,300	5,014
Supermax Corp. Bhd (b)	27,600	25,315
TIME dotCom Bhd (b)	11,700	40,408
Uchi Technologies Bhd (b)	35,400	26,780
VS Industry Bhd (b)	56,300	38,779
		759,888
Malta - 0.0% (f)
Angler Gaming PLC (c)(d)	9,211	28,476
Kindred Group PLC (a)(b)	3,743	65,797
		94,273
Mexico - 0.1%
Bolsa Mexicana de Valores SAB de CV	12,600	25,367
Grupo Cementos de Chihuahua SAB de CV	13,500	93,162
Grupo Mexico SAB de CV	28,300	149,174
Qualitas Controladora SAB de CV	8,300	45,643
		313,346
Monaco - 0.0% (f)
Endeavour Mining Corp.	1,012	20,398

Netherlands - 3.7%
Adyen NV (a)(b)(e)	655	1,468,448
Akzo Nobel NV (b)	3,124	349,119
ASML Holding NV (b)	1,639	999,693
ASML Holding NV	4,810	2,969,502
ASR Nederland NV (b)	3,832	171,515
Boskalis Westminster (a)(b)	1,780	57,162
Eurocommercial Properties NV (a)(b)	5,230	115,532
Flow Traders (b)(e)	783	32,741
Heijmans NV (a)(b)	4,019	66,997
ING Groep NV (b)	129,229	1,585,899
Koninklijke Ahold Delhaize NV (b)	16,037	446,697
Koninklijke BAM Groep NV (a)(b)	17,187	43,598
Koninklijke KPN NV (b)	42,263	143,690
NN Group NV (b)	936	45,713
Ordina NV (b)	9,192	35,804
Pharming Group NV (a)(b)	30,886	40,009
Randstad NV (b)	4,718	331,934
Royal Dutch Shell PLC - Class A (b)	8,661	168,612
Royal Dutch Shell PLC - Class A (b)	91,689	1,798,415
Royal Dutch Shell PLC - Class B (b)	4,012	73,793
Signify NV (a)(b)(e)	787	40,584
Stellantis NV (b)	1,971	34,984
		11,020,441
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp. Ltd. (b)	5,342	119,949
Kiwi Property Group Ltd. (b)	31,427	27,246
Pushpay Holdings Ltd. (a)(b)	60,997	88,839
The a2 Milk Co. Ltd. (a)(b)	5,704	34,406
		270,440
Norway - 0.3%
ArcticZymes Technologies ASA (a)(b)	8,196	70,011
Atea ASA (b)	2,637	44,852
Avance Gas Holding Ltd. (b)(e)	6,359	35,333
Europris ASA (b)(e)	19,452	116,332
Norsk Hydro ASA (b)	63,080	404,188
Norwegian Finans Holding ASA (a)(b)	6,254	70,188
SpareBank 1 Nord Norge (b)	4,776	45,546
Veidekke ASA (b)	2,030	28,177
		814,627
Peru - 0.0% (f)
Southern Copper Corp.	814	55,246

Philippines - 0.0% (f)
First Gen Corp. (b)	78,700	48,797
Metropolitan Bank & Trust Co (b)	67,800	62,067
Nickel Asia Corp. (b)	299,300	30,871
		141,735
Poland - 0.1%
Asseco Poland SA (b)	1,443	24,685
Bank Polska Kasa Opieki SA (a)(b)	1,865	33,291
Budimex SA (b)	582	45,067
Enea SA (a)(b)	23,053	37,080
Powszechna Kasa Oszczednosci Bank Polski SA (a)(b)	7,677	63,495
Santander Bank Polska SA (a)(b)	1,692	93,548
Tauron Polska Energia SA (a)(b)	139,872	91,762
Warsaw Stock Exchange (b)	2,389	27,685
		416,613
Portugal - 0.0% (f)
Banco Comercial Portugues SA (a)(b)	292,049	39,723
Sonae SGPS SA (b)	66,751	60,955
		100,678
Qatar - 0.0% (f)
Qatar National Bank QPSC (b)	9,364	46,254

Russia - 0.8%
LUKOIL PJSC - ADR	16,488	1,332,066
MMC Norilsk Nickel PJSC (b)	1,064	334,646
Novolipetsk Steel PJSC (b)	56,950	181,707
PhosAgro PJSC (b)	2,007	35,851
Polyus PJSC (b)	24	4,438
Rostelecom PJSC (a)(b)	106,154	151,418
Severstal PAO (b)	9,951	202,495
Tatneft PJSC (b)	15,618	123,456
		2,366,077
Saudi Arabia - 0.0% (f)
Al Hammadi Co for Development and Investment (a)(b)	3,164	24,520
Saudi Kayan Petrochemical Co (a)(b)	3,713	15,787
Yanbu National Petrochemical Co (b)	131	2,417
		42,724
Singapore - 1.0%
AEM Holdings Ltd. (b)	22,400	69,178
AIMS APAC REIT (b)	43,200	41,460
BW Energy Ltd. (a)(b)	14,748	46,394
BW LPG Ltd. (b)(e)	12,482	85,561
DBS Group Holdings Ltd. (b)	54,850	1,183,220
IGG, Inc. (b)	23,000	29,796
Japfa Ltd. (b)	149,100	101,646
Keppel DC REIT (b)	20,200	40,592
Oversea-Chinese Banking Corp. Ltd. (b)	1,600	14,009
Riverstone Holdings Ltd. (b)	19,000	17,400
Sheng Siong Group Ltd. (b)	72,400	82,948
Singapore Exchange Ltd. (b)	17,900	132,974
UMS Holdings Ltd. (b)	35,000	34,836
Wilmar International Ltd. (b)	280,800	1,135,269
XP Power Ltd. (b)	675	43,732
		3,059,015
South Africa - 0.3%
African Rainbow Minerals Ltd. (b)	5,025	94,982
Anglo American Platinum Ltd. (b)	1,646	241,208
Impala Platinum Holdings Ltd. (b)	2,010	37,249
Investec PLC (b)	47,186	142,640
Kumba Iron Ore Ltd. (b)	1,816	74,842
Mr Price Group Ltd. (b)	6,559	86,042
Ninety One Ltd. (b)	14,532	47,323
Royal Bafokeng Platinum Ltd. (b)	7,033	52,416
Shoprite Holdings Ltd. (b)	12,824	136,530
		913,232
South Korea - 2.9%
AfreecaTV Co. Ltd. (b)	561	39,077
Ahnlab, Inc. (b)	586	34,009
Binggrae Co. Ltd. (b)	524	27,759
BNK Financial Group, Inc. (b)	21,211	127,417
Celltrion, Inc. (a)(b)	21	6,172
Chong Kun Dang Pharmaceutical Corp. (b)	177	21,671
Daelim Construction Co. Ltd. (b)	3,353	103,794
Dawonsys Co. Ltd. (b)	1,346	21,703
DB HiTek Co. Ltd. (b)	1,072	53,913
DGB Financial Group, Inc. (b)	9,839	73,187
Dongwha Pharm Co. Ltd. (b)	2,970	37,566
Dongwon Industries Co. Ltd. (b)	340	77,365
DoubleUGames Co. Ltd. (b)	453	27,514
GOLFZON Co. Ltd. (b)	427	34,027
Haimarrow Food Service Co. Ltd. (b)	8,113	25,254
Han Kuk Carbon Co. Ltd. (b)	6,063	66,218
Hana Financial Group, Inc. (b)	21,866	824,986
Hankook Tire & Technology Co. Ltd. (b)	3,531	153,732
Hanon Systems (b)	3,463	54,380
Hansol Chemical Co. Ltd. (b)	484	103,361
Hansol Technics Co. Ltd. (a)(b)	4,997	46,800
Hanwha General Insurance Co. Ltd. (a)(b)	11,184	48,320
Hanwha Life Insurance Co. Ltd. (b)	14,071	39,808
Hanyang Eng Co. Ltd. (b)	1,659	26,477
Hyundai Engineering & Construction Co. Ltd. (b)	135	5,278
Insun ENT Co. Ltd. (a)(b)	3,703	44,098
i-SENS, Inc. (b)	1,074	23,386
JB Financial Group Co. Ltd. (b)	5,186	30,061
JNTC Co. Ltd. (a)(b)	2,626	23,208
Kakao Corp. (b)	212	93,633
KGMobilians Co. Ltd. (b)	3,027	26,564
Kia Motors Corp. (b)	1,463	107,666
KIWOOM Securities Co. Ltd. (b)	246	27,538
Kolmar BNH Co. Ltd. (b)	801	39,057
Korea Asset In Trust Co. Ltd. (b)	35,043	144,920
Korean Reinsurance Co (b)	15,440	115,548
KT Skylife Co. Ltd. (b)	6,104	46,653
LG Chem Ltd. (b)	5	3,575
LG Hausys Ltd. (b)	1,933	145,737
LG Innotek Co. Ltd. (b)	700	127,678
LG Uplus Corp. (b)	2,636	28,592
Lotte Chemical Corp. (b)	41	10,965
Orion Corp. (b)	886	102,905
POSCO (b)	10,800	3,095,058
Samsung Card Co. Ltd. (b)	955	29,109
Samsung Electronics Co. Ltd. (b)	13,979	1,009,719
Seegene, Inc. (b)	66	7,616
Seohee Construction Co. Ltd. (b)	41,479	59,870
Shinhan Financial Group Co. Ltd. (b)	33,480	1,110,085
Silicon Works Co. Ltd. (b)	920	61,837
SK Gas Ltd. (b)	1,079	101,695
Tokai Carbon Korea Co. Ltd. (b)	271	45,239
Worldex Industry & Trading Co. Ltd. (b)	1,770	39,054
Youngone Corp. (b)	881	31,204
		8,812,058
Spain - 1.1%
Amadeus IT Group SA (a)(b)	23,115	1,636,236
Banco Bilbao Vizcaya Argentaria SA (b)	35,402	184,405
CaixaBank SA (b)	243,410	753,562
Endesa SA (b)	1,327	35,144
Faes Farma SA (b)	18,439	79,015
Gestamp Automocion SA (a)(b)(e)	15,130	76,781
Grupo Catalana Occidente SA (b)	1,893	75,491
Industria de Diseno Textil SA (b)	9,298	306,492
Liberbank SA (a)(b)	93,437	33,541
Melia Hotels International SA (a)(b)	970	7,209
Pharma Mar SA (b)	309	35,864
Repsol SA (b)	7,989	98,862
Sacyr SA (b)	16,003	40,945
Telefonica SA (b)	6,252	28,037
		3,391,584
Sweden - 2.3%
AcadeMedia AB (b)(e)	8,323	78,061
Alfa Laval AB (a)(b)	4,526	136,682
Atlas Copco AB (b)	30,396	1,850,707
Beijer Ref AB (b)	527	23,166
Betsson AB (b)	7,008	64,969
Bilia AB (a)(b)	6,610	97,864
Biotage AB (a)(b)	2,218	39,077
Bufab AB (a)(b)	1,010	24,920
Bulten AB (a)(b)	3,494	41,855
Epiroc AB (b)	1,178	26,685
Evolution Gaming Group AB (b)(e)	4,717	694,796
Ferronordic AB (b)	1,876	43,824
Fortnox AB (b)	3,602	160,474
G5 Entertainment AB (b)	894	50,883
Getinge AB - Class B (b)	2,041	56,635
H & M Hennes & Mauritz AB (a)(b)	504	11,334
Husqvarna AB (b)	6,372	91,657
Intrum AB (b)	917	29,395
Inwido AB (a)(b)	11,418	188,256
KNOW IT AB (a)(b)	2,522	78,541
LeoVegas AB (b)(e)	12,386	72,479
Lime Technologies AB (b)	1,496	62,303
Lindab International AB (b)	3,097	62,582
Loomis AB (b)	2,793	84,935
Lundin Energy AB (b)	9,418	295,962
NCC AB (b)	4,911	82,883
New Wave Group AB - Class B (a)(b)	8,422	67,312
Nibe Industrier AB - Class B (b)	318	9,863
Nobina AB (a)(b)(e)	16,280	136,522
Nordic Waterproofing Holding AB (a)(b)	2,442	46,979
Note AB (a)(b)	4,906	43,769
Nyfosa AB (a)(b)	6,967	71,608
Platzer Fastigheter Holding AB - Class B (b)	2,852	33,898
Pricer AB (b)	18,235	71,966
Sandvik AB (a)(b)	21,968	600,322
Svenska Handelsbanken AB (b)	4,319	46,888
Swedbank AB (b)	14,133	248,772
SwedenCare AB (b)	608	29,168
Swedish Match AB (b)	4,846	378,375
Swedish Orphan Biovitrum AB (a)(b)	2,358	37,675
Telefonaktiebolaget LM Ericsson (b)	11,432	151,220
Tethys Oil AB (b)	11,282	83,794
Thule Group AB (a)(b)(e)	3,553	154,161
Vitrolife AB (a)(b)	1,962	57,607
		6,720,824
Switzerland - 5.2%
Adecco Group AG (b)	448	30,172
Alcon, Inc. (a)(b)	25,532	1,787,638
Allreal Holding AG (b)	98	19,740
Bachem Holding AG (b)	538	230,623
Bellevue Group AG (b)	734	30,209
Cie Financiere Richemont SA (b)	96	9,218
Credit Suisse Group AG (b)	40,678	429,468
dormakaba Holding AG (b)	84	57,375
Ferrexpo PLC (b)	14,776	76,298
GAM Holding AG (a)(b)	11,288	29,703
Geberit AG (b)	745	474,178
Interroll Holding AG (b)	12	42,405
Kongsberg Automotive ASA (a)(b)	67,180	22,166
Kuehne + Nagel International AG (b)	22	6,277
LafargeHolcim Ltd. (b)	12,355	726,160
LEM Holding SA (b)	22	42,505
Logitech International SA (b)	1,646	172,527
Lonza Group AG (b)	2,748	1,535,771
Nestle SA (b)	19,010	2,118,766
Novartis AG (b)	1,754	149,832
Partners Group Holding AG (b)	115	146,942
Roche Holding AG (b)	6,613	2,137,583
Schindler Holding AG (b)	403	118,384
SGS SA (b)	9	25,532
Siegfried Holding AG (b)	35	28,827
Sika AG (b)	6,870	1,962,363
Sonova Holding AG (a)(b)	2,109	558,696
STMicroelectronics NV (b)	15,812	602,747
Straumann Holding AG (b)	23	28,679
Tecan Group AG (b)	442	196,160
UBS Group AG (b)	99,404	1,539,098
Zehnder Group AG (b)	1,716	136,772
		15,472,814
Taiwan - 5.4%
Acer, Inc. (b)	141,000	155,817
ASE Technology Holding Co. Ltd. (b)	18,000	68,631
ASROCK, Inc. (b)	6,000	33,941
Asustek Computer, Inc. (b)	7,000	91,800
Catcher Technology Co. Ltd. (b)	136,000	1,010,574
Cheng Loong Corp. (b)	37,000	45,407
Cheng Shin Rubber Industry Co. Ltd. (b)	71,000	120,069
Chicony Power Technology Co. Ltd. (b)	24,000	69,026
China General Plastics Corp. (b)	55,000	72,156
Chung Hung Steel Corp. (a)(b)	111,000	76,402
Compal Electronics, Inc. (b)	157,000	147,324
Compeq Manufacturing Co. Ltd. (b)	29,000	43,740
DA CIN Construction Co. Ltd. (b)	72,000	81,845
Dimerco Express Corp. (b)	11,269	32,623
Eclat Textile Co. Ltd. (b)	10,200	172,256
Feng Hsin Steel Co. Ltd. (b)	42,000	105,452
Feng TAY Enterprise Co. Ltd. (b)	860	5,884
Formosa Chemicals & Fibre Corp. (b)	2,000	6,149
Formosan Rubber Group, Inc. (b)	87,000	75,546
Foxsemicon Integrated Technology, Inc. (b)	3,000	24,777
Gigabyte Technology Co. Ltd. (b)	24,000	84,465
Global Mixed Mode Technology, Inc. (b)	4,000	29,325
Global Unichip Corp. (b)	3,000	42,427
Grand Pacific Petrochemical (a)(b)	48,000	46,452
Greatek Electronics, Inc. (b)	52,000	130,373
Ho Tung Chemical Corp. (a)(b)	198,000	68,809
Hon Hai Precision Industry Co. Ltd. (b)	667,461	2,927,592
IBF Financial Holdings Co. Ltd. (b)	81,000	48,169
International Games System Co. Ltd. (b)	3,000	80,456
ITE Technology, Inc. (b)	55,000	188,591
Kindom Development Co. Ltd. (b)	75,000	104,023
Kuoyang Construction Co. Ltd. (b)	111,914	157,143
Lotes Co. Ltd. (b)	5,000	88,140
MediaTek, Inc. (b)	11,600	398,677
Micro-Star International Co. Ltd. (b)	33,000	203,131
Nantex Industry Co. Ltd. (b)	26,000	100,364
Nien Made Enterprise Co. Ltd. (b)	12,400	173,182
Novatek Microelectronics Corp. (b)	22,700	462,539
Pegavision Corp. (b)	8,000	107,271
Pou Chen Corp. (b)	16,000	18,515
Quanta Computer, Inc. (b)	66,000	226,981
Realtek Semiconductor Corp. (b)	28,400	496,786
Shin Foong Specialty & Applied Materials Co. Ltd. (b)	6,000	48,373
Shining Building Business Co. Ltd. (a)(b)	107,000	54,289
Shiny Chemical Industrial Co. Ltd. (b)	19,000	77,023
Silicon Motion Technology Corp. - ADR	500	29,695
Sincere Navigation Corp. (b)	85,000	65,518
Sonix Technology Co. Ltd. (b)	39,000	140,243
Taita Chemical Co. Ltd. (b)	25,000	37,885
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	123,600	2,570,066
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	31,208	3,691,282
TXC Corp. (b)	36,000	130,300
United Microelectronics Corp. (b)	91,900	164,148
UPC Technology Corp. (b)	44,000	31,818
Vanguard International Semiconductor Corp. (b)	22,000	84,027
Wan Hai Lines Ltd. (b)	51,000	99,233
YFY, Inc. (b)	300,000	333,163
Youngtek Electronics Corp. (b)	20,000	47,519
Yuanta Financial Holding Co. Ltd. (b)	24,472	19,328
		16,246,740
Thailand - 0.4%
AP Thailand PCL (b)	325,400	85,444
Hana Microelectronics PCL (b)	25,800	45,764
Kasikornbank PCL (b)	2,800	13,026
Mega Lifesciences PCL (b)	49,000	53,858
Polyplex Thailand PCL (b)	89,900	66,240
Quality Houses PCL	331,100	10,807
RS PCL (b)	74,414	69,186
Sansiri PCL (b)	2,403,200	83,225
The Siam Commercial Bank PCL (b)	193,500	691,459
United Paper PCL (b)	73,608	46,224
		1,165,233
Turkey - 0.3%
Akbank TAS (b)	649,930	368,630
Aksa Akrilik Kimya Sanayii AS (b)	22,794	44,697
Aksa Enerji Uretim AS (a)(b)	53,936	76,062
Deva Holding AS (b)	9,635	35,472
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	271,236	63,060
Haci Omer Sabanci Holding AS (b)	94,813	99,252
Koza Altin Isletmeleri AS (a)(b)	1,315	18,963
Koza Anadolu Metal Madencilik Isletmeleri AS (a)(b)	10,520	17,854
Logo Yazilim Sanayi Ve Ticaret AS (a)(b)	1,438	27,060
Vestel Elektronik Sanayi ve Ticaret AS (a)(b)	11,637	52,860
		803,910
Uae - 0.2%
Abu Dhabi Commercial Bank (b)	333,492	562,182
Dubai Islamic Bank PJSC (b)	69,170	85,749
		647,931
United States - 2.2%
Aon PLC	5,274	1,213,600
Mettler-Toledo International, Inc. (a)(b)	1,396	1,613,343
Parade Technologies Ltd. (b)	2,000	86,797
ResMed, Inc. (b)	10,498	2,036,822
STERIS PLC	7,736	1,473,553
		6,424,115
Total Common Stocks (Cost $170,224,899)		231,990,771

PREFERRED STOCKS - 1.1%
Brazil - 0.2%
Cia De Saneamento Do Parana (b)	68,200	53,676
Cia Energetica De Minas Gerais	32,300	74,715
Cia Paranaense De Energia (b)	95,000	120,509
Petroleo Brasileiro Sa (b)	33,100	142,252
Unipar Carbocloro Sa (b)	2,500	30,358
		421,510
Germany - 0.9%
Bayerische Motoren Werke Ag (b)	1,529	121,702
Draegerwerk Ag & Co Kgaa (b)	598	48,094
Einhell Germany Ag (b)	210	30,533
Fuchs Petrolub Se (b)	709	33,956
Schaeffler Ag (b)	3,400	30,192
Sixt Se (b)	439	34,241
Volkswagen Ag (b)	8,325	2,326,539
		2,625,257
Russia - 0.0% (f)
Transneft Pjsc (b)	40	77,623

South Korea - 0.0% (f)
Samsung Electronics Co. Ltd. (b)	414	26,785
Total Preferred Stocks (Cost $3,089,866)		3,151,175

	Par Value
U.S. TREASURY OBLIGATIONS - 0.6%
U.S. Treasury Notes - 0.6%
United States Treasury Note/Bond
0.125%, due 03/31/23 (b)	199,900	199,775
0.250%, due 03/15/24 (b)	687,900	686,073
0.250%, due 10/31/25 (b)	59,000	57,451
0.750%, due 03/31/26 (b)	595,000	589,794
1.125%, due 02/15/31 (b)(g)	150,000	141,726
Total U.S. Treasury Obligations (Cost $1,681,321)		1,674,819
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.6%
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 2.365%, due 04/15/38 (1 Month U.S. LIBOR + 2.250%) (b)(e)	200,000	200,062
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 0.837%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (b)(e)	200,000	198,003
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.915%, due 10/15/36 (1 Month U.S. LIBOR + 1.800%) (b)(e)	188,102	187,985
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.515%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (b)(e)	100,000	100,312
CIM Trust 2021-J1
Series 2021-J1, 2.500%, due 03/25/51 (b)(e)(h)	499,129	507,067
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 4.129%, due 07/12/49 (b)(h)	186,000	192,412
COMM 2015-PC1 Mortgage Trust
Series 2015-PC1, 4.464%, due 07/12/50 (b)(h)	450,000	481,015
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.690%, due 03/25/30 (b)(h)	499,984	65,257
Series K-1501, 0.403%, due 04/25/30 (b)(h)	2,783,377	78,076
Series K-110, 1.698%, due 04/25/30 (b)(h)	499,479	64,055
Series K-118, 0.962%, due 09/25/30 (b)(h)	999,178	77,549
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 1.748%, due 12/15/36 (1 Month U.S. LIBOR + 1.633%) (b)(e)	400,000	396,002
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.210%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (b)(e)	190,000	189,822
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (b)(e)	200,000	205,625
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (b)(e)	150,000	157,565
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series B, 5.425%, due 08/17/46 (b)(e)(h)	235,000	235,618
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (b)(e)(h)	131,324	131,739
JP MORGAN MORTGAGE TRUST 2018-5
Series 2018-5, 3.500%, due 10/25/48 (b)(e)(h)	300,258	304,928
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (b)(e)(h)	50,597	51,571
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (b)(e)(h)	15,198	15,428
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (b)(e)(h)	338,576	353,018
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (b)(e)(h)	236,068	241,510
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (b)(e)(h)	155,925	156,919
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.105%, due 07/17/45 (b)(h)	182,000	192,321
Manhattan West
Series C, 2.413%, due 09/12/39 (b)(e)(h)	200,000	198,865
Mello Warehouse Securitization Trust 2020-1
Series 2020-1, 1.259%, due 10/27/53 (1 Month U.S. LIBOR + 1.150%) (b)(e)	150,000	151,148
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 3.901%, due 11/18/49 (b)(h)	200,000	202,716
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50 (b)(e)(h)	157,863	161,532
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 1.860%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (b)(e)	400,000	400,251
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (b)(h)	149,107	149,451
Sequoia Mortgage Trust 2016-3
Series 2016-3, 3.000%, due 11/25/46 (b)(e)(h)	208,379	210,649
Sequoia Mortgage Trust 2018-8
Series 2018-8, 4.000%, due 11/25/48 (b)(e)(h)	217,125	221,802
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49 (b)(e)(h)	36,288	36,948
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (b)(e)(h)	200,000	197,215
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (b)(e)(h)	400,000	394,975
Shellpoint Co-Originator Trust 2016-1
Series 2016-1, 3.500%, due 11/25/46 (b)(e)(h)	166,565	168,249
UBS-Barclays Commercial Mortgage Trust 2012-C4
Series A-5, 2.850%, due 12/12/45 (b)	28,000	28,824
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (b)(e)(h)	295,106	300,206
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (b)(h)	207,000	220,675
Total Non-Agency Mortgage-Backed Obligations (Cost $7,862,636)		7,827,365

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
BANK 2020-BNK30
Series 2020-BNK30, 1.344%, due 12/17/53 (b)(h)	997,255	98,780
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.778%, due 09/17/53 (b)(h)	998,934	112,041
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.714%, due 08/15/53 (b)(h)	789,356	83,686
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $303,495)		294,507
ASSET BACKED SECURITIES - 1.6%
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29 (b)	56,665	56,251
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (b)(e)	200,473	206,083
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25 (b)	200,000	202,112
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35 (b)	76,888	74,026
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (b)(e)	268,377	269,099
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (b)(e)	300,000	294,565
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (b)(e)	270,280	272,472
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (b)(e)	138,681	134,914
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/15/69 (b)(e)	246,645	247,447
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (b)(e)	145,108	144,596
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (b)(e)	200,000	199,177
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (b)(e)	100,000	99,430
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (b)(e)	150,000	148,355
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25 (b)	100,000	100,320
Series C, 1.120%, due 01/15/26 (b)	200,000	201,465
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54 (b)(e)	350,000	349,901
Sofi Consumer Loan Program 2018-1 Trust
Series B, 3.650%, due 02/25/27 (b)(e)	139,827	142,110
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (b)(e)	400,000	407,110
Sofi Professional Loan Program 2017-C LLC
Series A-1, 0.709%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (b)(e)	145,623	145,700
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (b)(e)	184,621	190,304
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (b)(e)	250,000	256,849
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28 (b)	42,808	43,991
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/30/51 (b)(e)	195,065	191,972
Volvo Financial Equipment LLC
Series A-4, 0.600%, due 03/15/28 (b)(e)	150,000	151,197
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25 (b)(e)	200,000	200,617
Total Asset-Backed Securities (Cost $4,749,074)		4,730,063
COLLATERALIZED LOAN OBLIGATIONS - 1.6%
Aimco CLO 11 Ltd.
Series LTD, 1.564%, due 10/15/31 (3 Month U.S. LIBOR + 1.380%) (b)(e)	500,000	500,901
Apidos CLO XXIII
Series XXIII, 1.404%, due 04/15/33 (3 Month U.S. LIBOR + 1.220%) (b)(e)	400,000	400,079
Bardot CLO Ltd.
Series 2019, 1.872%, due 10/22/32 (3 Month U.S. LIBOR + 1.650%) (b)(e)	400,000	401,346
Barings CLO Ltd 2020-I
Series LTD, 1.584%, due 10/15/32 (3 Month U.S. LIBOR + 1.400%) (b)(e)	400,000	400,656
Benefit Street Partners CLO XIX Ltd.
Series A, 1.534%, due 01/18/33 (3 Month U.S. LIBOR + 1.350%) (b)(e)	400,000	401,124
Betony CLO 2 Ltd.
Series 2018, 1.285%, due 04/30/31 (3 Month U.S. LIBOR + 1.080%) (b)(e)	250,000	249,976
CIFC Funding 2020-III Ltd.
Series 2020-3, 1.805%, due 10/20/31 (3 Month U.S. LIBOR + 1.600%) (b)(e)	400,000	400,984
Dryden 78 CLO Ltd.
Series LTD, 1.403%, due 04/18/33 (3 Month U.S. LIBOR + 1.180%) (b)(e)	500,000	499,734
Marble Point CLO XIV Ltd.
Series FLT, 1.504%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (b)(e)	490,000	490,271
Octagon Investment Partners 48 Ltd.
Series A, 1.732%, due 10/20/31 (3 Month U.S. LIBOR + 1.500%) (b)(e)	400,000	400,827
OHA Credit Funding 4 Ltd.
Series A-1, 1.552%, due 10/22/32 (3 Month U.S. LIBOR + 1.330%) (b)(e)	400,000	400,792
Sound Point CLO XXVII Ltd.
Series 2020-27, 1.940%, due 10/27/31 (3 Month U.S. LIBOR + 1.700%) (b)(e)	400,000	401,214
Total Collateralized Loan Obligations (Cost $4,925,430)		4,947,904

CORPORATE BONDS - 3.8%
Australia - 0.1%
Scentre Group Trust
3.625%, due 01/28/26 (b)(e)	182,000	196,029
Britain - 0.3%
AstraZeneca PLC
0.700%, due 04/08/26 (b)	94,000	90,486
BAT International Finance PLC
1.668%, due 03/25/26 (b)	165,000	162,464
BP Capital Markets PLC
3.535%, due 11/04/24 (b)	122,000	133,192
Royalty Pharma PLC
0.750%, due 09/02/23 (b)(e)	66,000	65,713
1.750%, due 09/02/27 (b)(e)	67,000	65,253
		517,108
Canada - 0.3%
Brookfield Finance, Inc.
4.350%, due 04/15/30 (b)	174,000	195,307
The Bank of Nova Scotia
2.700%, due 08/03/26 (b)	182,000	192,105
The Toronto-Dominion Bank
0.750%, due 01/06/26 (b)	160,000	155,742
		543,154
Cayman Islands - 0.0% (f)
XLIT Ltd.
4.450%, due 03/31/25 (b)	80,000	89,034
France - 0.0% (f)
Total Capital International SA
2.434%, due 01/10/25 (b)	81,000	84,687
Japan - 0.0% (f)
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23 (b)	77,000	82,473
Nissan Motor Co. Ltd.
4.810%, due 09/17/30 (b)(e)	80,000	87,658
		170,131
United States - 3.1%
3M Co.
2.000%, due 02/14/25 (b)	102,000	105,956
AbbVie, Inc.
3.800%, due 03/15/25 (b)	140,000	152,570
Alabama Power Co.
1.450%, due 09/15/30 (b)	110,000	100,467
Altria Group, Inc.
3.400%, due 05/06/30 (b)	102,000	106,562
Amazon.com, Inc.
1.500%, due 06/03/30 (b)	146,000	139,022
American Honda Finance Corp.
1.200%, due 07/08/25 (b)	81,000	80,710
American International Group, Inc.
3.900%, due 04/01/26 (b)	162,000	178,291
American Tower Corp.
5.000%, due 02/15/24 (b)	76,000	84,581
Amgen, Inc.
3.200%, due 11/02/27 (b)	132,000	142,381
Amphenol Corp.
2.800%, due 02/15/30 (b)	107,000	109,311
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25 (b)	79,000	87,776
Assurant, Inc.
4.200%, due 09/27/23 (b)	77,000	83,175
AT&T, Inc.
2.750%, due 06/01/31 (b)	160,000	158,942
Bank of America Corp.
4.125%, due 01/22/24 (b)	214,000	234,014
4.000%, due 01/22/25 (b)	82,000	89,781
2.496%, due 02/13/31 (3 Month U.S. LIBOR + 0.990%) (b)	194,000	191,567
Booking Holdings, Inc.
4.500%, due 04/13/27 (b)	80,000	92,936
Broadcom, Inc.
4.150%, due 11/15/30 (b)	260,000	279,801
Carrier Global Corp.
2.722%, due 02/15/30 (b)	215,000	216,750
Caterpillar Financial Services Corp.
2.850%, due 05/17/24 (b)	104,000	110,880
Charter Communications Operating LLC
4.464%, due 07/23/22 (b)	64,000	66,750
Citigroup, Inc.
4.450%, due 09/29/27 (b)	88,000	98,923
Comcast Corp.
3.000%, due 02/01/24 (b)	150,000	160,045
Constellation Brands, Inc.
3.700%, due 12/06/26 (b)	102,000	112,057
CVS Health Corp.
3.875%, due 07/20/25 (b)	270,000	298,378
1.750%, due 08/21/30 (b)	160,000	148,640
Discovery Communications LLC
3.950%, due 06/15/25 (b)	71,000	77,603
DTE Energy Co.
3.850%, due 12/01/23 (b)	61,000	65,472
Duke Energy Corp.
3.150%, due 08/15/27 (b)	156,000	166,138
Ecolab, Inc.
4.800%, due 03/24/30 (b)	70,000	83,125
Entergy Corp.
0.900%, due 09/15/25 (b)	110,000	106,989
Enterprise Products Operating LLC
2.800%, due 01/31/30 (b)	80,000	82,454
Equinix, Inc.
1.800%, due 07/15/27 (b)	145,000	142,409
Exxon Mobil Corp.
2.275%, due 08/16/26 (b)	109,000	113,237
FedEx Corp.
3.100%, due 08/05/29 (b)	209,000	218,100
FirstEnergy Corp.
4.400%, due 07/15/27 (b)	159,000	171,511
General Electric Co.
3.450%, due 05/01/27 (b)	109,000	118,485
Global Payments, Inc.
2.650%, due 02/15/25 (b)	90,000	94,555
HCA, Inc.
4.125%, due 06/15/29 (b)	113,000	124,865
Johnson & Johnson
0.950%, due 09/01/27 (b)	100,000	96,901
1.300%, due 09/01/30 (b)	100,000	93,662
JPMorgan Chase & Co.
2.776%, due 04/25/23 (3 Month U.S. LIBOR + 0.935%) (b)	187,000	191,417
3.875%, due 09/10/24 (b)	211,000	226,755
2.522%, due 04/22/31 (SOFR Rate + 2.040%) (b)	390,000	387,900
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25 (b)	77,000	86,204
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23 (b)	77,000	80,464
Kite Realty Group LP
4.000%, due 10/01/26 (b)	109,000	112,804
Microsoft Corp.
2.400%, due 08/08/26 (b)	213,000	224,771
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (b)	257,000	265,464
0.985%, due 12/10/26 (SOFR Rate + 0.720%) (b)	160,000	155,905
MPLX LP
4.875%, due 12/01/24 (b)	81,000	90,517
2.650%, due 08/15/30 (b)	59,000	57,968
NextEra Energy Capital Holdings, Inc.
3.150%, due 04/01/24 (b)	81,000	86,263
Oracle Corp.
2.950%, due 04/01/30 (b)	231,000	238,065
O'Reilly Automotive, Inc.
3.600%, due 09/01/27 (b)	182,000	198,673
Owl Rock Capital Corp.
3.750%, due 07/22/25 (b)	80,000	82,983
PepsiCo, Inc.
2.625%, due 07/29/29 (b)	92,000	96,051
Phillips 66
0.900%, due 02/15/24 (b)	78,000	78,019
Raytheon Technologies Corp.
3.200%, due 03/15/24 (b)	101,000	107,794
Realty, Inc.ome Corp.
3.250%, due 01/15/31 (b)	194,000	204,135
Ross Stores, Inc.
4.600%, due 04/15/25 (b)	131,000	147,207
Sierra Pacific Power Co.
2.600%, due 05/01/26 (b)	140,000	147,637
Steel Dynamics, Inc.
1.650%, due 10/15/27 (b)	80,000	78,431
The AES Corp.
1.375%, due 01/15/26 (b)(e)	78,000	76,101
The Boeing Co.
4.875%, due 05/01/25 (b)	82,000	91,338
The Goldman Sachs Group, Inc.
2.908%, due 06/05/23 (3 Month U.S. LIBOR + 1.053%) (b)	158,000	162,115
The Walt Disney Co.
2.200%, due 01/13/28 (b)	79,000	80,515
T-Mobile USA, Inc.
3.750%, due 04/15/27 (b)(e)	80,000	87,439
Verizon Communications, Inc.
3.376%, due 02/15/25 (b)	162,000	175,564
4.329%, due 09/21/28 (b)	80,000	91,433
Wells Fargo & Co.
2.406%, due 10/30/25 (3 Month U.S. LIBOR + 0.825%) (b)	249,000	259,416
		9,755,120
Total Corporate Bonds (Cost $11,651,291)		$11,355,263

RIGHTS - 0.0% (f)
Republic of Korea - 0.0% (f)
Dawonsys Co. LTD
14850.000%, due 04/21/2021 (b)	228	684
Total Rights (Cost $595)		$684

AFFILIATED REGISTERED INVESTMENT COMPANIES - 5.2%
Voya Emerging Markets Hard Currency Debt Fund - Class P	236,031	2,237,574
Voya High Yield Bond Fund - Class P	295,451	2,360,656
Voya Investment Grade Credit Fund - Class P	151,113	1,666,781
Voya Securitized Credit Fund - Class P	966,071	9,399,873
Total Affiliated Registered Investment Companies (Cost $15,516,967)		15,664,884

Total Investments at Value - 94.0% (Cost $220,005,574)		281,637,435
Other Assets in Excess of Liabilities - 6.0%		17,969,560
Net Assets - 100.0%		$299,606,995

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Level 2 security.
(c)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $28,476 as of March 31, 2021, representing 0.0% of net assets.

(d)	Illiquid security. The total value of such securities is $28,476 as of March 31, 2021, representing 0.0% of net assets.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2021, the value of these investments was $25,099,963, or 8.4% of total net assets.

(f)	Represents less than 0.1%.
(g)	This security or a partial position of this security is on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $2,964,140.
(h)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2021.

REIT	Real Estate Investment Trust
ADR	American Depository Receipt
CDI	CREST Depository Interest
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
SDR	Special Depository Receipt

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2021 (Unaudited)

			Notional	Value/ Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
5-Year U.S. Treasury Note Future	27	06/30/2021	$2,634,756	$42,768
10-Year U.S. Treasury Note Future	29	07/21/2021	3,141,036	98,496
U.S. Treasury Long Bond Future	7	07/21/2021	946,890	25,728
Ultra 10-Year U.S. Treasury Bond Future	38	07/21/2021	3,495,575	195,564
Ultra Long-Term U.S. Treasury Bond Future	4	07/21/2021	442,684	30,351
Total Futures Contracts Sold Short			$10,660,941	$392,907

The average monthly notional amount of futures contracts sold short during the three months ended March 31, 2021 was $11,215,769.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF TOTAL RETURN SWAPS
March 31, 2021 (Unaudited)

		Pay/Receive
		Total Return
	Reference	on Reference	Financing	Maturity	Payment		Notional	Value / Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Appreciation
Morgan Stanley Capital	MSCI EAFE Total Return Index	Receive	(1 MO LIBOR + 0.070%)	10/04/2021	Monthly	6,049	$ 43,293,377	$ 6,288,699
Morgan Stanley Capital	MSCI Emerging Markets Total Return Index	Receive	(1 MO LIBOR + 0.100%)	10/04/2021	Monthly	29,661	18,935,434	3,334,010
Total Total Return Swaps								$ 9,622,709

LIBOR - London Interbank Offered Rate.

The average monthly notional amount of total return swaps during the three months ended March 31, 2021 was $61,415,570.

WILSHIRE INTERNATIONAL EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Trustees of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security. Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2021, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$37,601,617	$194,360,678	$28,476	*	$231,990,771
Preferred Stocks	74,715	3,076,460			3,151,175
U.S. Treasury Obligations	-	1,674,819			1,674,819
Non-Agency Mortgage-Backed Obligations	-	7,827,365	-		7,827,365
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	294,507	-		294,507
Asset-Backed Securities	-	4,730,063	-		4,730,063
Collateralized Loan Obligations	-	4,947,904	-		4,947,904
Corporate Bonds	-	11,355,263	-		11,355,263
Rights	-	684	-		684
Affiliated Registered Investment Companies	15,664,884	-	-		15,664,884
Total	$53,341,216	$228,267,743	$28,476		$281,637,435

Other Financial Instruments**
Assets
Unrealized appreciation on futures contracts	$392,907	$-	$-		$392,907
Unrealized appreciation on swap contracts	-	9,622,709	-		9,622,709
Total Assets	$392,907	$9,622,709	$-		$10,015,616

* Includes securities that have been fair valued at $0.

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts and swap contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedules of Investments for a listing of the securities by industry or sector type. Wilshire International Equity Fund held common stocks, that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $28,476. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire International Equity Fund during the three months ended March 31, 2021, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire International Equity Fund during the three months ended
March 31, 2021 and the value of such investments as of March 31, 2021 were as follows:

Counterparty	Value as of December 31, 2020	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of M arch 31, 2021	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$2,350,962	$30,008	$-	$-	$(143,396)	$2,237,574	$29,900
Voya High Yield Bond Fund - Class P	2,842,037	42,300	(500,000)	12,099	(35,780)	2,360,656	40,408
Voya Investment Grade Credit Fund - Class P	2,262,923	17,655	(500,000)	(36,102)	(77,695)	1,666,781	16,192
Voya Securitized Credit Fund - Class P	9,263,281	79,109	-	-	57,483	9,399,873	79,699
	$16,719,203	$169,072	$(1,000,000)	$(24,003)	$(199,388)	$15,664,884	$166,199